Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail) (B.D. Mobile)	1 Months Ended
Jul. 13, 2012
B.D. Mobile
Redeemable Noncontrolling Interest [Line Items]
Additional percentage of equity interest subscribed by redeemable noncontrolling shareholders	14.00%